Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ 599,327	$ 245,275	$ 151,325
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	602,563	408,941	575,720
Amortization of intangibles	9,883	10,072	9,654
Depreciation, Nonproduction	48,162	46,736	46,446
Net (accretion of discounts) amortization of premiums and deferred fees	(79,004)	(37,899)	(113,046)
Impairment Losses On Net Assets To Be Disposed Of	0	0	4,255
Fair value adjustments of mortgage servicing rights	11,403	17,406	37,061
Fair value change in equity appreciation instrument	0	0	(8,323)
FDIC loss share (income) expense	82,051	56,211	(66,791)
Amortization Of Prepaid F D I C Assesment	0	32,778	93,728
Adjustments (expense) to indemnity reserves on loans sold	37,054	21,198	33,068
Losses (earnings) from investments under equity method	(42,873)	(73,478)	(33,769)
Deferred income tax expense (benefit)	(288,754)	(135,491)	5,862
Loss Gain [Abstract]
Disposition of premises and equipment	(3,392)	(8,619)	(5,526)
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	(2,110)	1,707	(10,844)
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	22,411	(48,765)	(30,891)
Sale of equity method investment	0	0	(16,907)
Sale of stock in equity method investee	(416,113)	0	0
Gains (Losses) on Sales of Other Assets	0	(2,545)	0
Gains Losses On Sales Of Other Real Estate	50,740	(4,511)	(2,426)
Acquisitions of loans held-for-sale	(390,018)	(417,108)	(346,004)
Proceeds from sale of loans held-for-sale	218,379	325,014	165,335
Net disbursements on loans held-for-sale	(1,049,474)	(1,233,240)	(793,094)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,430,835	1,387,910	1,143,029
Accrued income receivable	(5,809)	(519)	25,449
Other assets	2,827	(19,390)	24,755
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(2,466)	(9,164)	(12,471)
Pension and other postretirement benefit obligations	10,635	(40,241)	(111,288)
Other liabilities	(26,952)	1,848	(87,634)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	219,978	278,851	525,348
Net Cash Provided By Used In Operating Activities	819,305	524,126	676,673
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	227,127	290,594	(396,879)
Payments To Acquire Investments Abstract
Available-for-sale	(2,257,976)	(1,843,922)	(1,357,080)
Held-to-maturity	(250)	(25,792)	(74,538)
Other	(178,093)	(212,419)	(172,775)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,823,474	1,636,723	1,360,386
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	4,632	9,751	67,236
Other	181,784	206,856	154,114
Proceeds from sale of investment securities available for sale	5,438	52,058	262,443
Proceeds From Sale Of Other Investments	0	0	5,094
Net repayments on loans	680,819	629,006	1,136,058
Proceeds From Sale Of Loans Receivable	333,021	68,396	293,109
Acquisition of loan portfolios	(1,592,603)	(1,357,628)	(1,131,388)
F D I C Indemnification Asset Cash Payments Received	396,223	462,016	561,111
Cash received from acquisitions	0	0	(855)
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	491	151,196	0
Proceeds From Sale Of Equity Method Investments	0	0	31,503
Capital Contribution Subsidiaries		0
Proceeds From Sale Of Stock In Equity Method Investee	481,377	0	0
Mortgage servicing rights purchased	(45)	(2,231)	(1,732)
Acquisition of premises and equipment	(38,573)	(54,899)	(50,043)
Proceeds from sale of: [Abstract]
Premises and equipment	10,090	19,841	14,939
Proceeds from Sale of Other Productive Assets	0	1,026	0
Foreclosed assets	226,063	206,070	198,490
Net Cash Provided By Used In Investing Activities	302,999	236,642	899,193
Net Increase Decrease In [Abstract]
Deposits	(323,404)	(969,596)	1,179,943
Federal funds purchased and assets sold under agreements to repurchase	(357,460)	(124,345)	(271,453)
Other short-term borrowings	(235,000)	340,000	(68,022)
Payments of notes payable	(332,031)	(214,898)	(2,769,477)
Proceeds From Notes Payable	106,739	106,923	432,568
Proceeds from issuance of common stock	6,860	9,402	7,690
Net proceeds from issuance of depository shares	0	0	0
Cash Dividends Paid To Parent Company			0
Dividends paid	(3,723)	(3,723)	(3,723)
Net Payments For Repurchase Of Common Stock	(437)	(450)	(483)
Proceeds From Contributions From Parent		0	0
Net Cash Provided By Used In Financing Activities	(1,138,456)	(856,687)	(1,492,957)
Cash And Cash Equivalents Period Increase Decrease	(16,152)	(95,919)	82,909
Cash and due from banks at beginning of period	439,363	535,282	452,373
Cash and due from banks at end of period	423,211	439,363	535,282
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	599,327	245,275	151,325
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(196,886)	(274,766)	(189,502)
Provision for loan losses	398	404	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	641	653	750
Net (accretion of discounts) amortization of premiums and deferred fees	30,467	29,058	25,042
Impairment Losses On Net Assets To Be Disposed Of	0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment		0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(17,308)	(40,505)	(14,186)
Deferred income tax expense (benefit)	(10,937)	(14,109)	13,965
Loss Gain [Abstract]
Disposition of premises and equipment	49	2	7
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	(2,110)	0	0
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	0	0	0
Sale of equity method investment			(5,493)
Sale of processing and technology business, net of transaction costs	0	0	0
Sale of stock in equity method investee	(416,113)	0
Gains (Losses) on Sales of Other Assets		0
Gains Losses On Sales Of Other Real Estate	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(94)	(1,259)	0
Accrued income receivable	1,612	(163)	(2)
Other assets	5,445	8,859	6,808
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	2,704	0	(3,467)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(5,507)	2,581	(84,434)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(607,639)	(289,245)	(250,512)
Net Cash Provided By Used In Operating Activities	(8,312)	(43,970)	(99,187)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(147)	23,665	(42,237)
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	(37,093)
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	35,000	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	62,980
Other	0	0	0
Proceeds from sale of investment securities available for sale	5,438	0	0
Proceeds From Sale Of Other Investments			0
Net repayments on loans	(233,745)	(36,262)	226,415
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0	0
Cash received from acquisitions			0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	150,194	0
Proceeds From Sale Of Equity Method Investments			(10,690)
Net proceeds from sale of processing and technology business	0	0
Capital Contribution Subsidiaries	(272,500)	(103,500)	0
Proceeds From Sale Of Stock In Equity Method Investee	481,377	0	0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	(352)	(691)	(594)
Proceeds from sale of: [Abstract]
Premises and equipment	33	73	135
Proceeds from Sale of Other Productive Assets		0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	15,104	33,479	198,916
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Payments of notes payable	0	0	(100,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	6,860	9,402	7,690
Net proceeds from issuance of depository shares	0	0	0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	(3,723)	(3,723)	(3,723)
Net Payments For Repurchase Of Common Stock	(437)	(450)	(483)
Proceeds From Contributed Capital	0	0	1,514
Proceeds From Contributions From Parent	0	0	0
Net Cash Provided By Used In Financing Activities	2,700	5,229	(95,002)
Cash And Cash Equivalents Period Increase Decrease	9,492	(5,262)	4,727
Cash and due from banks at beginning of period	1,103	6,365	1,638
Cash and due from banks at end of period	10,595	1,103	6,365
PNA Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	71,856	1,117	(12,800)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(94,926)	(32,883)	(19,206)
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	2	3	3
Net (accretion of discounts) amortization of premiums and deferred fees	444	112	176
Impairment Losses On Net Assets To Be Disposed Of	0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment		0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(3,946)	(706)	500
Deferred income tax expense (benefit)	(1,710)	0	(932)
Loss Gain [Abstract]
Disposition of premises and equipment	(66)	0	0
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities		0	0
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	0	0	0
Sale of equity method investment			0
Sale of stock in equity method investee	0
Gains (Losses) on Sales of Other Assets		0
Gains Losses On Sales Of Other Real Estate	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	(2)	0	0
Other assets	(1,818)	313	2,316
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(506)	(126)	(56)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(2,370)	(25)	(2,354)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	(104,898)	(33,312)	(19,553)
Net Cash Provided By Used In Operating Activities	(33,042)	(32,195)	(32,353)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(3,937)	(315)	(291)
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments			0
Net repayments on loans	0	0	0
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0	0
Cash received from acquisitions			0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	491	1,002
Proceeds From Sale Of Equity Method Investments			0
Capital Contribution Subsidiaries	0	0	0
Proceeds From Sale Of Stock In Equity Method Investee	0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	180	0	0
Proceeds from Sale of Other Productive Assets		0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	(3,266)	687	(291)
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	(30,500)	(2,000)
Payments of notes payable	(236,200)	(41,800)	(3,000)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	0	0	0
Net Payments For Repurchase Of Common Stock	0	0	0
Proceeds From Contributed Capital			0
Proceeds From Contributions From Parent	272,500	103,500	37,000
Net Cash Provided By Used In Financing Activities	36,300	31,200	32,000
Cash And Cash Equivalents Period Increase Decrease	(8)	(308)	(644)
Cash and due from banks at beginning of period	624	932	1,576
Cash and due from banks at end of period	616	624	932
Other Subsidiaries
Net Cash Provided By Used In Operating Activities Abstract
Net Income	256,830	311,189	240,739
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	602,165	408,537	575,720
Amortization of intangibles	9,883	10,072	9,654
Depreciation, Nonproduction	47,519	46,080	45,693
Net (accretion of discounts) amortization of premiums and deferred fees	(109,915)	(66,582)	(137,614)
Impairment Losses On Net Assets To Be Disposed Of			4,255
Fair value adjustments of mortgage servicing rights	11,403	17,406	37,061
Fair value change in equity appreciation instrument	0	0	(8,323)
FDIC loss share (income) expense	82,051	56,211	(66,791)
Amortization Of Prepaid F D I C Assesment		32,778	93,728
Adjustments (expense) to indemnity reserves on loans sold	37,054	21,198	33,068
Losses (earnings) from investments under equity method	(21,619)	(32,267)	(20,083)
Deferred income tax expense (benefit)	(275,965)	(121,424)	(7,679)
Loss Gain [Abstract]
Disposition of premises and equipment	(3,375)	(8,621)	(5,533)
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities		1,707	(10,844)
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	22,411	(48,765)	(30,891)
Sale of equity method investment			(11,414)
Sale of stock in equity method investee	0
Gains (Losses) on Sales of Other Assets		(2,545)
Gains Losses On Sales Of Other Real Estate	50,740	(4,511)	(2,426)
Acquisitions of loans held-for-sale	(390,018)	(417,108)	(346,004)
Proceeds from sale of loans held-for-sale	218,379	325,014	165,335
Net disbursements on loans held-for-sale	(1,049,474)	(1,233,240)	(793,094)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,430,929	1,389,169	1,143,029
Accrued income receivable	(7,104)	(405)	25,240
Other assets	(3,027)	(11,972)	8,511
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(4,663)	(9,091)	(8,949)
Pension and other postretirement benefit obligations	10,635	(40,241)	(111,288)
Other liabilities	(17,179)	(473)	(2,901)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	640,830	310,927	577,460
Net Cash Provided By Used In Operating Activities	897,660	622,116	818,199
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	227,274	290,990	(378,703)
Payments To Acquire Investments Abstract
Available-for-sale	(2,257,976)	(1,843,922)	(1,357,080)
Held-to-maturity	(250)	(25,792)	(37,445)
Other	(178,093)	(212,419)	(172,775)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,788,474	1,636,723	1,360,386
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	4,632	9,751	4,256
Other	181,784	206,856	154,114
Proceeds from sale of investment securities available for sale	0	52,058	262,443
Proceeds From Sale Of Other Investments			5,094
Net repayments on loans	625,364	628,963	1,130,350
Proceeds From Sale Of Loans Receivable	333,021	68,396	293,109
Acquisition of loan portfolios	(1,592,603)	(1,357,628)	(1,131,388)
F D I C Indemnification Asset Cash Payments Received	396,223	462,016	561,111
Cash received from acquisitions			(855)
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	0
Proceeds From Sale Of Equity Method Investments			42,193
Capital Contribution Subsidiaries	0	0	(37,000)
Proceeds From Sale Of Stock In Equity Method Investee	0
Mortgage servicing rights purchased	(45)	(2,231)	(1,732)
Acquisition of premises and equipment	(38,221)	(54,208)	(49,449)
Proceeds from sale of: [Abstract]
Premises and equipment	9,877	19,768	14,804
Proceeds from Sale of Other Productive Assets		1,026
Foreclosed assets	226,063	206,070	198,490
Net Cash Provided By Used In Investing Activities	(274,476)	86,417	859,923
Net Increase Decrease In [Abstract]
Deposits	(310,417)	(991,097)	1,192,089
Federal funds purchased and assets sold under agreements to repurchase	(357,460)	(148,405)	(247,393)
Other short-term borrowings	54,200	406,900	(284,322)
Payments of notes payable	(95,831)	(173,098)	(2,666,477)
Proceeds From Notes Payable	106,739	106,923	432,568
Proceeds from issuance of common stock	0	0	0
Cash Dividends Paid To Parent Company	(37,000)	(5,000)	(20,000)
Dividends paid	0	0	0
Net Payments For Repurchase Of Common Stock	0	0	0
Proceeds From Contributed Capital			(1,514)
Proceeds From Contributions From Parent	0	0	0
Net Cash Provided By Used In Financing Activities	(639,769)	(803,777)	(1,595,049)
Cash And Cash Equivalents Period Increase Decrease	(16,585)	(95,244)	83,073
Cash and due from banks at beginning of period	439,552	534,796	451,723
Cash and due from banks at end of period	422,967	439,552	534,796
Elimination
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(328,686)	(312,306)	(227,939)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	291,812	307,649	208,708
Provision for loan losses	0	0	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	0	(487)	(650)
Impairment Losses On Net Assets To Be Disposed Of	0
Fair value adjustments of mortgage servicing rights	0	0	0
Fair value change in equity appreciation instrument	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment		0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	0	0	0
Deferred income tax expense (benefit)	(142)	42	508
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities		0	0
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	0	0	0
Sale of equity method investment			0
Sale of stock in equity method investee	0
Gains (Losses) on Sales of Other Assets		0
Gains Losses On Sales Of Other Real Estate	0	0	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	(315)	49	211
Other assets	2,227	(16,590)	7,120
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(1)	53	1
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(1,896)	(235)	2,055
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	291,685	290,481	217,953
Net Cash Provided By Used In Operating Activities	(37,001)	(21,825)	(9,986)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	3,937	(23,746)	24,352
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments			0
Net repayments on loans	289,200	36,305	(220,707)
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
F D I C Indemnification Asset Cash Payments Received	0	0	0
Cash received from acquisitions			0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	0
Proceeds From Sale Of Equity Method Investments			0
Capital Contribution Subsidiaries	272,500	103,500	37,000
Proceeds From Sale Of Stock In Equity Method Investee	0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Proceeds from Sale of Other Productive Assets		0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	565,637	116,059	(159,355)
Net Increase Decrease In [Abstract]
Deposits	(12,987)	21,501	(12,146)
Federal funds purchased and assets sold under agreements to repurchase	0	24,060	(24,060)
Other short-term borrowings	(289,200)	(36,400)	218,300
Payments of notes payable	0	0	0
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Cash Dividends Paid To Parent Company	37,000	5,000	20,000
Dividends paid	0	0	0
Net Payments For Repurchase Of Common Stock	0	0	0
Proceeds From Contributed Capital			0
Proceeds From Contributions From Parent	(272,500)	(103,500)	(37,000)
Net Cash Provided By Used In Financing Activities	(537,687)	(89,339)	165,094
Cash And Cash Equivalents Period Increase Decrease	(9,051)	4,895	(4,247)
Cash and due from banks at beginning of period	(1,916)	(6,811)	(2,564)
Cash and due from banks at end of period	$ (10,967)	$ (1,916)	$ (6,811)